Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 20/80 TARGET ALLOCATION FUND	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	602
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	592
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	1,391
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,564
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,246